PREFERRED SHARES	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
PREFERRED SHARES

11. PREFERRED SHARES

11.1 Class A preferred shares

The Company has 3,000 authorized Class A preferred shares par value of $0.01.

At 31 December 2011, the Company had 2,237 Class A preferred shares outstanding (31 December 2010: 2,237, 1 January 2010: 2,237).

In 1997, the Company exchanged a promissory note in the amount of $2,737,443 for 2,737 Class A preference shares at $1,000 per share. The Class A preferred shares are non-voting and are convertible at any time into common shares at the option of the holder. The number of common shares on conversion will be determined by dividing $1,000 per share of Class A preferred shares, plus any accrued and unpaid dividends thereon by a conversion price equal to 60% of the market price of the common shares at the time of conversion. Dividends on the Class A preferred shares are cumulative and payable quarterly at an annual dividend rate of 9%. The Company is not required to redeem the Class A preferred shares, however it may, at its option, redeem the Class A preferred shares, in whole or in part, at any time at a redemption price of $1,000 per share plus any accrued and unpaid dividends thereon.

In 1998, the Company redeemed 500 of the Class A preferred shares at their redemption price of $1,000 per share.

The shares include a "make whole" clause such that if the aggregate value of:

a) the common shares issued on conversion (at the market price upon conversion), b) the common shares issuable upon further potential conversions (at the prevailing market price), c) the proceeds of any redemptions received on preferred shares, and d) the proceeds received from the sale of common shares issued on conversion is less than the redemption amount of the preferred shares, the Company is obligated to either:

a) issue additional common shares, or b) to repurchase all common shares and preferred shares previously issued to the holder for an amount equal to the redemption value of the preferred shares less any prior redemption proceeds.

During the year ended 31 December 2011, the Company accrued dividends payable of $601,870 (2010: $505,098) related to Class A preferred shares.

11.2 Class B preferred shares

The Company has 5,000,000 authorized Class B preferred shares with par value of $0.01.

At 31 December 2011, the Company had nil Class B preferred shares outstanding (31 December 2010: nil, 1 January 2010: nil).